Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Real Estate Equity Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class A
Trading Symbol	CREAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 155,774,626
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 155,774,626
Total number of portfolio holdings	64
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Prologis, Inc .	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Prologis, Inc .	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%

Columbia Real Estate Equity Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Advisor Class
Trading Symbol	CRERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 155,774,626
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 155,774,626
Total number of portfolio holdings	64
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Prologis, Inc.	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Prologis, Inc.	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%

Columbia Real Estate Equity Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional Class
Trading Symbol	CREEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 155,774,626
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 155,774,626
Total number of portfolio holdings	64
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Prologis , Inc.	9.5%
Equinix, Inc.	8.9%
Simon Property Group , Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Prologis , Inc.	9.5%
Equinix, Inc.	8.9%
Simon Property Group , Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%

Columbia Real Estate Equity Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 155,774,626
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 155,774,626
Total number of portfolio holdings	64
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Prologis, Inc .	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Prologis, Inc .	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%

Columbia Real Estate Equity Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CREYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 155,774,626
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 155,774,626
Total number of portfolio holdings	64
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
Prologis, Inc.	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%
Asset Categories
Real Estate Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Prologis, Inc.	9.5%
Equinix, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.6%
Public Storage	4.7%
Equity Residential	4.4%
Invitation Homes, Inc.	3.4%
Extra Space Storage, Inc.	2.9%
Realty Income Corp.	2.8%
Kimco Realty Corp.	2.7%